ACCRUED REVENUES (Tables)	3 Months Ended
Mar. 31, 2026
Accrued Revenues
Schedule Of Accrued Revenues Table

Schedule Of Accrued Revenues Table

	2026-03-31	2025-12-31
	$	$
Equipments sale	3,882,008	3,817,118
Services revenues	6,605,476	5,978,756
Interest Revenues	658,140	600,414
Sites revenues	(8,540,352)	(7,671,641)
	2,605,273	2,724,647